Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of fair value of the derivative assets

	As of
	December 31,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	15,188	18
Forward foreign exchange contracts	—	389
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	3,594
Total	15,188	4,001
Derivative financial instruments, current assets	6,222	429
Derivative financial instruments, non-current assets	8,966	3,572
Total	15,188	4,001

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,196	49,891
Forward foreign exchange contracts	1,467	41
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	1,429	—
Total	12,092	49,932
Derivative financial instruments, current liability	2,091	8,095
Derivative financial instruments, non-current liability	10,001	41,837
Total	12,092	49,932

Schedule of analysis of Gain/(loss) on derivatives

	For the year ended
	December 31,
	2017	2018	2019
Unrealized gain/(loss) on derivative financial instruments held for trading	10,570	(7,922)	(54,050)
Realized (loss)/gain on interest rate swaps held for trading	(7,842)	1,893	3,164
Realized gain/(loss) on forward foreign exchange contracts held for trading	3,730	241	(3,707)
Recycled loss of cash flow hedges reclassified to profit or loss	(4,368)	—	(697)
Ineffective portion of cash flow hedges	(65)	(289)	(151)
Total	2,025	(6,077)	(55,441)

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA (“DNB”)	July 2016	July 2016	January 2019	1.784%	73,333	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC Bank plc (“HSBC”)	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB (“SEB”)	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV (“ABN”)	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog (1)	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog (1)	SEB	May 2018	July 2020	July 2024	3.025%	N/A	N/A
GasLog	SEB	May 2018	Apr 2018	July 2025	2.300%	50,000	50,000
GasLog (1)	DNB	May 2018	July 2020	July 2024	3.056%	N/A	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	Apr 2018	July 2025	2.550%	33,333	33,333
GasLog (1)	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	N/A	N/A
GasLog (1)	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	N/A	73,333
GasLog (2)	SEB	December 2018	July 2020	July 2024	2.958%	N/A	N/A
GasLog (2)	Nordea	December 2018	July 2020	July 2024	2.937%	N/A	N/A
GasLog (2)	DNB	December 2018	April 2020	April 2025	2.979%	N/A	N/A
					Total	1,170,000	1,170,000
(1)

In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(2)

In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog(1)	DNB	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(1)	SEB	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(1)	Nordea	June 2016	June 2016	Dec 2019	8.59%	30,050	—
GasLog(2)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
GasLog(2)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
GasLog(2)	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	—	32,850
					Total	90,150	98,550
(1)

On November 27, 2019, the Group decreased the notional amount of the three CCSs by paying their fair value on that date. On December 23, 2019, the Group terminated these CCSs while their fair value was paid on January 31, 2020 together with the NOK 2021 Bonds final repayment. The cumulative loss of $697 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2019.

(2)

On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/GBP)	(in thousands)
GasLog	ABN	August 2019	1	January 2020	1.2206	£500
GasLog	ABN	August 2019	1	February 2020	1.2219	£500
GasLog	ABN	August 2019	1	March 2020	1.2231	£500
GasLog	ABN	August 2019	1	April 2020	1.2246	£500
GasLog	ABN	August 2019	1	May 2020	1.2257	£500
GasLog	ABN	August 2019	1	June 2020	1.2272	£500
					Total	£3,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	SEB	August 2019	1	January 2020	1.1235	€3,000
GasLog	SEB	August 2019	1	February 2020	1.1260	€3,000
GasLog	SEB	August 2019	1	March 2020	1.1283	€3,000
GasLog	Citibank	August 2019	1	April 2020	1.1311	€1,000
GasLog	Citibank	August 2019	1	May 2020	1.1333	€1,000
GasLog	Citibank	August 2019	1	June 2020	1.1358	€1,000
GasLog	ABN	November 2019	1	January 2020	1.1220	€1,000
GasLog	ABN	November 2019	1	February 2020	1.1241	€1,000
GasLog	ABN	November 2019	1	March 2020	1.1262	€1,000
GasLog	ABN	November 2019	1	April 2020	1.1283	€1,000
GasLog	ABN	November 2019	1	May 2020	1.1305	€1,000
GasLog	ABN	November 2019	1	June 2020	1.1326	€1,000
GasLog	ABN	November 2019	1	July 2020	1.1347	€1,000
GasLog	ABN	November 2019	1	August 2020	1.1367	€1,000
GasLog	ABN	November 2019	1	September 2020	1.1389	€1,000
GasLog	ABN	November 2019	1	October 2020	1.1410	€1,000
GasLog	ABN	November 2019	1	November 2020	1.1431	€1,000
GasLog	ABN	November 2019	1	December 2020	1.1452	€1,000
GasLog	Citibank	November 2019	1	January 2020	1.1215	€1,000
GasLog	Citibank	November 2019	1	February 2020	1.1236	€1,000
GasLog	Citibank	November 2019	1	March 2020	1.1258	€1,000
GasLog	Citibank	November 2019	1	April 2020	1.1279	€1,000
GasLog	Citibank	November 2019	1	May 2020	1.1300	€1,000
GasLog	Citibank	November 2019	1	June 2020	1.1321	€1,000
GasLog	Citibank	November 2019	1	July 2020	1.1341	€1,000
GasLog	Citibank	November 2019	1	August 2020	1.1362	€1,000
GasLog	Citibank	November 2019	1	September 2020	1.1383	€1,000
GasLog	Citibank	November 2019	1	October 2020	1.1403	€1,000
GasLog	Citibank	November 2019	1	November 2020	1.1425	€1,000
GasLog	Citibank	November 2019	1	December 2020	1.1444	€1,000
GasLog	HSBC	November 2019	1	September 2020	1.1348	€1,000
GasLog	HSBC	November 2019	1	October 2020	1.1366	€1,000
GasLog	HSBC	November 2019	1	November 2020	1.1391	€1,000
GasLog	HSBC	November 2019	1	December 2020	1.1410	€1,000
GasLog	SEB	November 2019	1	September 2020	1.1357	€1,000
GasLog	SEB	November 2019	1	October 2020	1.1377	€1,000
GasLog	SEB	November 2019	1	November 2020	1.1399	€1,000
GasLog	SEB	November 2019	1	December 2020	1.1419	€1,000
GasLog	OCBC	November 2019	5	April-August 2020	1.1305	€10,000
					Total	€54,000

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	OCBC	November 2019	9	January-September 2020	1.3524	S$	4,500
					Total	S$	4,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/JPY)	(in thousands)
GasLog	Citibank	December 2019	1	November 2020	107.3409	JP¥	29,397
					Total	JP¥	29,397